Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Annual Return [Percent]	21.97%	35.94%	(24.12%)	20.26%	27.76%
FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Annual Return [Percent]	19.99%	37.83%	(23.96%)	21.37%	27.23%
FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Annual Return [Percent]	1.65%	6.71%	(14.11%)	(0.17%)	6.77%
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Annual Return [Percent]	1.61%	6.37%	(14.31%)	(0.37%)	6.70%